Award Timing Disclosure	3 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Neither the Board nor the Compensation Committee takes material non-public information into account when determining the timing of equity awards and we do not time the release of material nonpublic information based on equity award grant dates. The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during fiscal 2025. Accordingly, we have nothing to report under Item 402(x) of Regulation S-K.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Neither the Board nor the Compensation Committee takes material non-public information into account when determining the timing of equity awards and we do not time the release of material nonpublic information based on equity award grant dates. The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during fiscal 2025. Accordingly, we have nothing to report under Item 402(x) of Regulation S-K.